Shareholder Fees - VIPInvestmentGradeBondIIPortfolio-InitialPRO	Apr. 29, 2024 USD ($)
VIPInvestmentGradeBondIIPortfolio-InitialPRO | VIP Investment Grade Bond II Portfolio
Shareholder Fees:
(fees paid directly from your investment)